10-K Subsequent Events (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 22, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Capital contribution from parent		$ 2,839	$ 31,000	$ 77,656	$ 24,000
Subsequent Event
Subsequent Event [Line Items]
Capital contribution from parent	$ 2,800